OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
OTHER CURRENT ASSETS
Income receivable	$ 9,825	$ 97
Prepaid expenses	9,598	5,980
Prepaid income taxes	2,789	2,094
Other	2,812	2,246
Total other current assets	$ 25,024	$ 10,417